Average Annual Total Returns - Transamerica ClearTrack Retirement Income	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica ClearTrack® Retirement Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica ClearTrack® Retirement Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica ClearTrack® Retirement Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.13%	7.13%	5.61%	Mar. 02, 2015	10.21%	5.93%	4.55%	7.03%	5.20%	4.04%	10.50%	6.46%	4.94%	Mar. 02, 2015	10.80%		10.89%	Mar. 01, 2019	7.51%	4.44%	3.69%	9.96%	7.27%	5.62%